T. Rowe Price

Supplement to Statement of Additional Information for the National Tax-Free Funds dated July 1, 1997

The following sentence will be added under Investment
Restrictions:

     Calculation of the Fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the Fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

The date of the above supplement is January 14, 1998.

                                                  C03-045 1/14/98

T. Rowe Price

Supplement to Statement of Additional Information  for the State
Tax-Free Funds dated July 1, 1997

The following sentence will be added under Investment
Restrictions:

     Calculation of the Fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the Fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

The date of the above supplement is January 14, 1998.

                                                  C23-045 1/14/98